                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                ---------------------------
         This Amendment (Check only one.):      [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             -------------------------------------
Address:     The Army and Navy Club Building
             -------------------------------------
             1627 I Street, N.W., Suite 610
             -------------------------------------
             Washington, D.C.  20006
             -------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             -----------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             -----------------------------------------------------
Phone:       (202) 452-0101
             -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/  RODD MACKLIN              Washington, D.C.                 July 28, 2000
--------------------------  ------------------------------  --------------------
      [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                             0
                                                   ------------------------
Form 13F Information Table Entry Total:                       29
                                                   ------------------------

Form 13F Information Table Value Total:                  $17,741
                                                   ------------------------
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


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                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
------------------------- -------------- ---------- ---------- ---------------------- ------------ ---------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                                      VALUE     SHRS OR    SH/   PUT/  INVESTMENT    OTHER    ----------------------
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------- -------------- ---------- ---------- --------- ------- ---- ------------ ---------- -------- -------- ----
Millennium
 Pharmaceuticals,
 Inc.                         Common     599902103      $455     3,500     SH             SOLE                  3,500
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NetObjects, Inc.              Common     64114L102    $1,302    57,209     SH             SOLE                 57,209
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Texas
 Biotechnology
 Corporation                  Common     88221T104      $680    47,500     SH             SOLE                 47,500
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Quidel Corporation            Common     74838J101      $490    70,000     SH             SOLE                 70,000
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NPS Pharmaceuticals,
 Inc.                         Common     62936P103      $339    22,500     SH             SOLE                 22,500
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Aurora Biosciences
 Corporation                  Common     051920106      $307     7,500     SH             SOLE                  7,500
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Alkermes, Inc.                Common     01642T108    $1,249    13,500     SH             SOLE                 13,500
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CareInsite, Inc.              Common     14170M106      $250    10,700     SH             SOLE                 10,700
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Neurocrine
 Biosciences, Inc.            Common     64125C109      $953    41,000     SH             SOLE                 41,000
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IDEC
 Pharmaceuticals
 Corporation                  Common     449370105    $1,081    11,000     SH             SOLE                 11,000
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Cephalon, Inc.                Common     156708109      $825    22,000     SH             SOLE                 22,000
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Onyx Pharmaceuticals,
 Inc.                         Common     683399109      $316    23,000     SH             SOLE                 23,000
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Magainin
 Pharmaceuticals Inc.         Common     559036108      $131    27,500     SH             SOLE                 27,500
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Johnson & Johnson             Common     478160104      $246     3,500     SH             SOLE                  3,500
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Bristol-Myers Squibb
 Company                      Common     110122108      $371     6,500     SH             SOLE                  6,500
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Pfizer Inc.                   Common     717081103      $823    22,500     SH             SOLE                 22,500
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Alza Corporation              Common     022615108      $845    22,500     SH             SOLE                 22,500
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Advanced
 Neuromodulation
 Systems, Inc.                Common     00757T101      $289    15,000     SH             SOLE                 15,000
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Gilead Sciences, Inc.         Common     375558103      $475     7,500     SH             SOLE                  7,500
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Amgen Inc.                    Common     031162100      $460     7,500     SH             SOLE                  7,500
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LJL Biosystems, Inc.          Common     501873103      $456    25,000     SH             SOLE                 25,000
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Medimmune, Inc.               Common     584699102      $348     2,000     SH             SOLE                  2,000
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American Home
 Products Corporation         Common     026609107      $538    10,000     SH             SOLE                 10,000
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Pharmacia Corporation         Common     71713U102      $595    10,000     SH             SOLE                 10,000
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OSI Pharmaceuticals,
 Inc.                         Common     671040103      $585    30,000     SH             SOLE                 30,000
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Emisphere Technologies,
 Inc.                         Common     291345106      $856    16,500     SH             SOLE                 16,500
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Neose Technologies, Inc.      Common     640522108      $885    27,500     SH             SOLE                 27,500
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Digene Corporation            Common     253752109      $897    19,500     SH             SOLE                 19,500
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Insmed Incorporated           Common     457669109      $694   100,000     SH             SOLE                100,000
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

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